Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

33. COMMITMENTS AND CONTINGENT LIABILITIES

The following were the Company’s off-balance sheet contractual obligations as at December 31, 2021:

	2022	2023	2024	2025	2026	Thereafter	Total
Property leases	$945	$1,097	$1,083	$1,002	$1,000	$11,894	$17,021
Capital commitments	22,945	21,362	40,185	50,675	—	—	135,167
Other operating commitments	23,108	5,833	4,799	4,172	1,998	9,530	49,440
	$46,998	$28,292	$46,067	$55,849	$2,998	$21,424	$201,628

Property leases consisted of off-balance sheet contractual obligations for land or building usage, while capital commitments included commitments for capital projects. Other operating commitments consisted of third party satellite capacity arrangements as well as other commitments that are not categorized as property leases or capital commitments. The Company’s off-balance sheet obligations included the future minimum payments for the non-cancellable period of each respective obligation, which have various terms and expire between 2022 to 2039.

Certain variable costs associated with the capitalized leases have been included in property leases commitments with a termination date co-terminus with the lease liability.

The Company has entered into contracts for the development of the Telesat Lightspeed constellation and other capital expenditures. The total outstanding commitments as at December 31, 2021 were included in capital commitments.

The Company has agreements with various customers for prepaid revenue on several service agreements which take effect when the satellite is placed in service. The Company is responsible for operating and controlling these satellites. As at December 31, 2021, customer prepayments of $368.1 million (December 31, 2020 — $414.1 million), a portion of which is refundable under certain circumstances, were reflected in other current and long-term liabilities.

In the normal course of business, the Company has executed agreements that provide for indemnification and guarantees to counterparties in various transactions. These indemnification undertakings and guarantees may require the Company to compensate the counterparties for costs and losses incurred as a result of certain events including, without limitation, loss or damage to property, change in the interpretation of laws and regulations (including tax legislation), claims that may arise while providing services, or as a result of litigation that may be suffered by the counterparties. The nature of substantially all of the indemnification undertakings prevents the Company from making a reasonable estimate of the maximum potential amount the Company could be required to pay counterparties as the agreements do not specify a maximum amount and the amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time. Historically, the Company has not made any significant payments under such indemnifications.

Telesat Corporation and Telesat CanHoldco have entered into an indemnification agreement with PSP Investments where they will indemnify PSP Investments on a grossed-up basis for PSP Investment’s pro rata share of the costs relating to: (a) certain losses and litigation proceedings related to the Transaction, (b) certain losses with regard to Loral and out-of-pocket expenses of Loral and (c) certain tax matters.

In the case of indemnification for certain tax matters only, there will be a cap of US$50 million (other than with respect to defense costs and grossed-up payments) and all other indemnification obligations will be uncapped.

Legal Proceedings

The Company participates from time to time in legal proceedings arising in the normal course of its business.

Telesat previously received assessments from Brazilian tax authorities alleging that additional taxes are owed on revenue earned for the period 2003 to 2018. The total disputed amount for the period 2003 to 2018, including interest and penalties, is now $73 million. The disputes relate to the Brazilian tax authorities’ characterization of revenue. The Company has challenged the assessments. The Company believes the likelihood of a favorable outcome in these disputes is more likely than not and, as such, no reserve has been established.

The Canadian tax authorities previously assessed the Company for $13 million relating to transfer pricing issues for the years 2009 to 2014. All disputes relate to the Canadian tax authorities’ repricing of certain transactions between the Company and its subsidiaries. The Company has paid 50% of the outstanding amounts in order to formally object to the assessments. The Company believes the likelihood of a favorable outcome in these disputes is more likely than not and, as such, no reserve has been established.

In May 2021, the Company was reassessed by the Canada Revenue Agency for $6.9 million, including interest, for its Scientific Research and Experimental Development claim for the taxation year ended December 31, 2016. The Company has challenged the reassessment. In January 2022, the Company was reassessed by the Canada Revenue Agency for $4.7 million, including interest, for its Scientific Research and Experimental Development claim for the taxation year ended December 31, 2017. The Company will challenge the reassessment. The Company believes the likelihood of a favorable outcome in these disputes is more likely than not and, as such, no reserve has been established.

Other than the legal proceedings disclosed above, the Company is not aware of any proceedings outstanding or threatened as of the date hereof by or against it or relating to its business which may have, or have had in the recent past, significant effects on the Company’s financial position or profitability.